            As filed with the U.S. Securities and Exchange Commission
                                on March 1, 1996

                             Securities Act File No. 333-00527
                         Investment Company Act File No. 811-07515

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]


                        Pre-Effective Amendment No. 1 [x]

                        Post-Effective Amendment No. [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                               Amendment No. 1 [x]

                        (Check appropriate box or boxes)

                   Warburg, Pincus Growth & Income Fund, Inc.
 ................................................................................
               (Exact Name of Registrant as Specified in Charter)

        466 Lexington Avenue
         New York, New York                                     10017-3147
 .......................................                      ................
(Address of Principal Executive Office)                          (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (212) 878-0600

                               Mr. Eugene P. Grace
                   Warburg, Pincus Growth & Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                    .........................................
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering:  May 6, 1996.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed Maximum     Proposed Maximum
Title of Securities  Amount Being     Offering Price     Aggregate Offering        Amount of
Being Registered      Registered         per Unit             Price             Registration Fee
-------------------  ------------    ----------------    ------------------     ----------------
Shares of common
stock, $.001 par
value per share       Indefinite*       Indefinite*         Indefinite*              $500

--------------------

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").


                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   WARBURG, PINCUS GROWTH & INCOME FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A                                                Heading for the Common Shares and
Item No.                                              the Advisor Shares Prospectuses
--------------------                                  ---------------------------------
1.        Cover Page..............................    Cover Page

2.        Synopsis................................    The Funds' Expenses

3.        Condensed Financial Information.........    Financial Highlights

4.        General Description of Registrant.......    Cover Page; Investment Objectives and Policies; Portfolio
                                                      Investments; Risk Factors and Special Considerations; Certain
                                                      Investment Strategies; Investment Guidelines;  General Information

5.        Management of the Fund..................    Management of the Funds

6.        Capital Stock and Other Securities......    General Information

7.        Purchase of Securities Being Offered....    How to Open an Account; How to Purchase Shares; Net Asset Value

8.        Redemption or Repurchase................    How to Redeem and Exchange Shares

9.        Legal Proceedings.......................    Not applicable

Part B                                                Heading for the Statement of
Item No.                                              Additional Information
--------------------                                  ---------------------------------

10.       Cover Page..............................    Cover Page

11.       Table of Contents.......................    Contents

12.       General Information and History.........    Management of the Fund;
                                                      Notes to Financial Statements; See Prospectuses--"General
                                                      Information"

13.       Investment Objectives and Policies......    Investment Objectives; Investment Policies

14.       Management of the Registrant............    Management of the Fund; See Prospectuses--"Management of the Fund"

15.       Control Persons and Principal Holders
          of Securities...........................   Management of the Fund; Miscellaneous; See Prospectuses--"General
                                                     Information"

16.       Investment Advisory and Other Services..    Management of the Fund; See Prospectuses--"Management of the
                                                      Fund" and "Shareholder Servicing"

17.       Brokerage Allocation....................    Investment Policies; See Prospectuses--"Portfolio Transactions
                                                      and Turnover Rate"

18.       Capital Stock and Other Securities......    Management of the Fund--Organization of the Fund; See
                                                      Prospectuses--"General Information"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered................    Additional Purchase and Redemption Information; See
                                                      Prospectuses--"How to Open an Account," "How to Purchase Shares,"
                                                      "How to Redeem and Exchange Shares" and "Net Asset Value"

20.       Tax Status..............................    Additional Information Concerning Taxes; See
                                                      Prospectuses--"Dividends, Distributions and Taxes"

21.       Underwriters............................    Investment Policies--Portfolio Transactions; See
                                                      Prospectuses--"Management of the Fund" and "Shareholder Servicing"

22.       Calculation of Performance Data.........    Determination of Performance

23.       Financial Statements....................    Not applicable

                                       2




         Part C

                           Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.





                             COMMON SHARE PROSPECTUS

        The Registrant's Common Share Prospectus is incorporated by reference to the Common Share Prospectus that forms part of Registrant's Registration
Statement on Form N-1A filed on January 30, 1996.






                            ADVISOR SHARE PROSPECTUS

        The Registrant's Advisor Share Prospectus is incorporated by reference to the Advisor Share Prospectus that forms part of Registrant's Registration
Statement on Form N-1A filed on January 30, 1996.






                       STATEMENT OF ADDITIONAL INFORMATION

        The Registrant's Statement of Additional Information is incorporated by reference to the Statement of Additional Information that forms part of Registrant's Registration Statement on Form N-1A filed on January 30, 1996.






                                     PART C

                                OTHER INFORMATION


Item 24.                    Financial Statements and Exhibits

                            Exhibits:


Exhibit No.                 Description of Exhibit
-----------                 ----------------------
       1                    Articles of Incorporation.(1)

       2                    By-Laws.(1)

       3                    Not applicable.

       4                    Forms of Share Certificates.(2)

       5                    Form of Investment Advisory Agreement.

       6                    Form of Distribution Agreement.(3)

       7                    Not applicable.

       8(a)                 Form of Custodian Agreement with PNC Bank, National Association.(2)

        (b)                 Form of Custodian Agreement with State Street Bank and Trust Company.(4)

       9(a)                 Form of Transfer Agency Agreement.(2)

        (b)                 Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(2)

        (c)                 Form of Co-Administration Agreement with PFPC Inc.(2)

        (d)                 Forms of Services Agreements.(2)

      10(a)                 Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.

        (b)                 Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

      11                    Consent of Coopers & Lybrand L.L.P., Independent Accountants.

      12                    Not Applicable.

      13                    Form of Purchase Agreement.

      14                    Not applicable.

      15(a)                 Form of Distribution Plan.(5)

        (b)                 Form of Distribution Agreement.

        (c)                 Rule 18f-3 Plan.(6)

      16                    Not applicable.

      17                    Not applicable.

--------------

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on January 30, 1996.

(2) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on September 22, 1995 (Securities Act File No. 33-61225).

(3)  Contained in Exhibit 15(b) hereto.

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(5) Incorporated by reference; material provisions of this exhibit substantially similar to the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc., filed on December 18, 1995 (Securities Act File No. 33-63655).

(6) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Warburg, Pincus International Equity Fund, Inc., filed on December 27, 1995 (Securities Act File No. 33-27031).

Item 25. Persons Controlled by or Under Common Control with Registrant

                  All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Warburg, Pincus Counsellors, Inc. ("Warburg"), a corporation formed under New York law.

Item 26. Number of Holders of Securities

                  It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27. Indemnification

                  Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement on Form N-1A of Warburg, Pincus Small Company Value Fund, Inc. (Securities Act No. 33-63653; Investment Company Act No. 811-07375), filed on October 25, 1995.

Item 28. Business and Other Connections of Investment Adviser

                  Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 29. Principal Underwriter

                  (a)  Counsellors   Securities  will  act  as  distributor  for
Registrant. Counsellors Securities currently acts as distributor for The RBB Fund, Inc.; Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Institutional Fund, Inc.; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus
International Equity Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Tax Free Fund and Warburg Pincus Trust.

                  (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                  (c)      None.

Item 30. Location of Accounts and Records

     (1)  Warburg,  Pincus Growth & Income Fund,  Inc.
          466 Lexington Avenue
          New York, New York  10017-3147
          (Registrant's  Articles of  Incorporation,
          By-laws and minute books)

     (2)  Warburg,  Pincus Counsellors,  Inc.
          466 Lexington Avenue
          New York, New York  10017-3147
          (records relating to its functions as investment adviser)

     (3)  Counsellors  Funds  Service,  Inc.
          466 Lexington  Avenue
          New York, New York 10017-3147
          (records relating   to   its   functions   as
          co-administrator)

     (4)  PFPC Inc.
          400 Bellevue Parkway
          Wilmington,  Delaware  19809
          (records relating to its functions as co-administrator)

     (5)  Counsellors  Securities  Inc.
          466 Lexington Avenue
          New York, New York 10017-3147
          (records relating to its functions as distributor)

     (6)  PNC Bank, National Association
          Broad & Chestnut Streets
          Philadelphia, Pennsylvania 19101
          (records relating to its functions as custodian)

     (7)  State  Street Bank and Trust Company
          225  Franklin  Street
          Boston, Massachusetts  02110
          (records relating to its functions as custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                  (a) Registrant hereby undertakes not to offer its shares to the public, except in connection with the reorganization of the Warburg, Pincus Growth & Income Fund, a series of The RBB Fund, Inc. until Registrant files a post-effective amendment including financial statements.

                  (b)  Registrant  hereby  undertakes  to call a meeting  of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


                  As required by the Securities Act of 1933, this  Pre-Effective
Amendment  No. 1  to  the   Registration  Statement has been signed on behalf of
the registrant, in the City of New York and State of New York, on the 29th day of February, 1996.


                                   WARBURG, PINCUS GROWTH & INCOME FUND, INC.



                                   By: /s/ Arnold M. Reichman
                                       Arnold M. Reichman
                                       President


                  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                            Title                                  Date
/s/ John L. Furth                                    Chairman of the                   February 29, 1996
John L. Furth                                        Board of Directors

/s/ Arnold M. Reichman                               President and                     February 29, 1996
Arnold M. Reichman                                   Director

/s/ Stephen Distler                                  Vice President and                February 29, 1996
Stephen Distler                                      Chief Financial Officer

/s/ Howard Conroy                                    Vice President,                   February 29, 1996
Howard Conroy                                        Treasurer and Chief
                                                     Accounting Officer

/s/ Richard N. Cooper                                Director                          February 29, 1996
Richard N. Cooper

/s/ Donald J. Donahue                                Director                          February 29, 1996
Donald J. Donahue

/s/ Jack W. Fritz                                    Director                          February 29, 1996
Jack W. Fritz

/s/ Thomas A. Melfe                                  Director                          February 29, 1996
Thomas A. Melfe

/s/ Alexander B. Trowbridge                          Director                          February 29, 1996
Alexander B. Trowbridge


                                INDEX TO EXHIBITS

Exhibit No.                 Description of Exhibit
-----------                 ----------------------
       5                    Form of Investment Advisory Agreement.

      10(a)                 Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.

        (b)                 Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

      11                    Consent of Coopers & Lybrand L.L.P., Independent Accountants.

      13                    Form of Purchase Agreement.

      15(b)                 Form of Distribution Agreement.
